Future Minimum Payments of Operating Leases with Terms in Excess of One Year (Detail) (USD $)	Dec. 31, 2011
Future Minimum Payments Under Non Cancelable Operating Leases With Initial Terms Of One Year Or More [Line Items]
2012	$ 79,164
2013	79,164
2014	79,164
2015	79,164
2016	19,791
Total	336,447
2012	79,164
2013	79,164
2014	79,164
2015	79,164
2016	19,791
Total	$ 336,447